Expected credit losses on financial assets and reconciliation of carrying amount (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
It is presented below the reconciliation by stage of gross carrying amount of Financial assets through other comprehensive income and Financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2020	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Closing balance December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	19,047,899	13,292,005	—	—	—	—	32,339,904
Financial assets amortized cost
Securities	1,829,791	411,513	—	—	—	—	2,241,304
Securities purchased under agreements to resell	6,627,779	2,269,321	—	—	—	—	8,897,100
Loans and credit card operations	3,599,808	9,013,279	(667,692)	(3,494)	211,648	—	12,153,549
Total on-balance exposures	31,105,277	24,986,118	(667,692)	(3,494)	211,648	—	55,631,857
Off-balance exposures (credit card limits)	—	1,334,467	(59,408)	(5)	32,932	—	1,307,986
Total exposures	31,105,277	26,320,585	(727,100)	(3,499)	244,580	—	56,939,843

Stage 2	Balance at December 31, 2020	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Cure from stage 1	Cure from stage 3	Closing balance December 31, 2021

Financial assets amortized cost
Loans and credit card operations	325,621	(94,671)	(211,648)	—	667,692	—	686,994
Total on-balance exposures	325,621	(94,671)	(211,648)	—	667,692	—	686,994
Off-balance exposures (credit card limits)	35,810	(2,878)	(32,932)	—	59,408	—	59,408
Total exposures	361,431	(97,549)	(244,580)	—	727,100	—	746,402

Stage 3	Balance at December 31, 2020	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Cure from stage 1	Cure from stage 2	Closing balance December 31, 2021

Financial assets amortized cost
Loans and credit card operations	—	—	—	—	3,494	—	3,494
Total on-balance exposures	—	—	—	—	3,494	—	3,494
Off-balance exposures (credit card limits)	—	—	—	—	5	—	5
Total exposures	—	—	—	—	3,499	—	3,499

Consolidated Stages	Balance at December 31, 2020	Derecognition	Purchases / (Settlements)	Closing balance December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	19,047,899	—	13,292,005	32,339,904
Financial assets amortized cost
Securities	1,829,791	—	411,513	2,241,304
Securities purchased under agreements to resell	6,627,779	—	2,269,321	8,897,100
Loans and credit card operations	3,925,429	—	8,918,608	12,844,037
Total on-balance exposures	31,430,898	—	24,891,447	56,322,345
Off-balance exposures (credit card limits)	35,810	—	1,331,589	1,367,399
Total exposures	31,466,708	—	26,223,036	57,689,744

Stage 1	Balance at December 31, 2019	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Closing balance December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	2,616,118	16,431,781	—	—	—	—	19,047,899
Financial assets amortized cost
Securities	2,266,971	(437,180)	—	—	—	—	1,829,791
Securities purchased under agreements to resell	9,490,090	(2,862,311)	—	—	—	—	6,627,779
Loans and credit card operations	—	3,599,808	—	—	—	—	3,599,808
Total on-balance exposures	14,373,179	16,732,098	—	—	—	—	31,105,277
Total exposures	14,373,179	16,732,098	—	—	—	—	31,105,277

Stage 2	Balance at December 31, 2019	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Cure from stage 1	Cure from stage 3	Closing balance December 31, 2020

Financial assets amortized cost
Loans and credit card operations	—	325,621	—	—	—	—	325,621
Total on-balance exposures	—	325,621	—	—	—	—	325,621
Off-balance exposures (credit card limits)	—	35,810					35,810
Total exposures	—	361,431	—	—	—	—	361,431

Consolidated Stages	Balance at December 31, 2019	Derecognition	Purchases / (Settlements)	Closing balance December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	2,616,118	—	16,431,781	19,047,899
Financial assets amortized cost
Securities	2,266,971	—	(437,180)	1,829,791
Securities purchased under agreements to resell	9,490,090	—	(2,862,311)	6,627,779
Loans and credit card operations	—	—	3,925,429	3,925,429
Total on-balance exposures	14,373,179	—	17,057,719	31,430,898
Off-balance exposures (credit card limits)	—	—	—	35,810
Total exposures	14,373,179	—	17,057,719	31,466,708
As of December 31, 2020, XP Group does not have financial assets classified as a Stage 3.
The following table presents the gross carrying amount of Financial assets measured at amortized cost that have their ECLs measured using the simplified approach:

Operations	2021	2020

Financial assets amortized cost
Securities trading and intermediation	1,487,639	1,107,051
Accounts Receivable	475,617	512,777
Other financial assets	511,181	73,466
Total	2,474,437	1,693,294
b)    Expected credit loss
The table below presents the changes in ECLs, measured according three stage model, for assets classified as Financial assets through other comprehensive income –and Financial assets measured at amortized cost in the period ended December 31, 2021 and December 31, 2020, segregated by stages:

Stage 1	ECL at December 31, 2020	Increase / (Reversal)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	ECL at December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	8,855	(1,328)	—		—	—	7,527
Financial assets amortized cost
Securities	1,087	1,410	—	—	—	—	2,497
Securities purchased under agreements to resell	370	2,199	—	—	—	—	2,569
Loans and credit card operations	5,648	17,207	(6,926)	(2,197)	225	—	13,957
Total on-balance exposures	15,960	19,488	(6,926)	(2,197)	225	—	26,550
Off-balance exposures (credit card limits)	—	1,014	(288)	—	—	—	726
Total exposures	15,960	20,502	(7,214)	(2,197)	225	—	27,276

Stage 2	ECL at December 31, 2020	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Cure from stage 1	Cure from stage 3	ECL at December 31, 2021

Financial assets amortized cost
Loans and credit card operations	1,453	(912)	(225)	—	6,926	—	7,242
Total on-balance exposures	1,453	(912)	(225)	—	6,926	—	7,242
Off-balance exposures (credit card limits)	—	—	—	—	288	—	288
Total exposures	1,453	(912)	(225)	—	7,214	—	7,530

Stage 3	ECL at December 31, 2020	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 2	Cure from stage 1	Cure from stage 2	ECL at December 31, 2021

Financial assets amortized cost
Loans and credit card operations	—	—	—	—	2,197	—	2,197
Total on-balance exposures	—	—	—	—	2,197	—	2,197
Total exposures	—	—	—	—	2,197	—	2,197

Consolidated Stages	ECL at December 31, 2020	Derecognition	Increase / (Reversal)	ECL at December 31, 2021

Financial assets at fair value through other comprehensive income
Securities	8,855	—	(1,328)	7,527
Financial assets amortized cost
Securities	1,087	—	1,410	2,497
Securities purchased under agreements to resell	370	—	2,199	2,569
Loans and credit card operations	7,101	—	16,295	23,396
Total on-balance exposures	17,413	—	18,576	35,989
Off-balance exposures (credit card limits)	—	—	1,014	1,014
Total exposures	17,413	—	19,590	37,003

Stage 1	ECL at December 31, 2019	Increase / (Reversal)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	ECL at December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	—	8,855	—	—	—	—	8,855
Financial assets amortized cost			—	—	—	—
Securities	—	1,087	—	—	—	—	1,087
Securities purchased under agreements to resell	—	370	—	—	—	—	370
Loans and credit card operations	2	5,646	—	—	—	—	5,648
Total on-balance exposures	2	15,958	—	—	—	—	15,960
Total exposures	2	15,958	—	—	—	—	15,960

Stage 2	ECL at December 31, 2019	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Cure from stage 1	Cure from stage 3	ECL at December 31, 2020

Financial assets amortized cost
Loans and credit card operations	—	1,453	—	—	—	—	1,453
Total on-balance exposures	—	1,453	—	—	—	—	1,453
Total exposures	—	1,453	—	—	—	—	1,453

Consolidated Stages	ECL at December 31, 2019	Derecognition	Increase / (Reversal)	ECL at December 31, 2020

Financial assets at fair value through other comprehensive income
Securities	—	—	8,855	8,855
Financial assets amortized cost
Securities	—	—	1,087	1,087
Securities purchased under agreements to resell	—	—	370	370
Loans and credit card operations	2	—	7,099	7,101
Total on-balance exposures	2	—	17,411	17,413
Total exposures	2	—	17,411	17,413
The table below presents the ECLs for the financial assets measured according to simplified approach in the period ended December 31, 2021 and December 31, 2020:

Expected Credit Losses	2021	2020

Financial assets amortized cost
Securities trading and intermediation	81,988	55,485
Accounts Receivable	6,531	6,418
Other financial assets	49,666	3,312
Total	138,185	65,215
c)    Expected credit losses segregated by products
It is presented below the expected credit losses for 2021 and 2020, segregated by the products:

Expected Credit Losses	2021	2020

Financial assets at fair value through other comprehensive income	7,527	8,855
Securities	7,527	8,855
Financial assets amortized cost	166,647	73,773
Securities	2,497	1,087
Securities purchased under agreements to resell	2,569	370
Loans and credit card operations	23,396	7,101
Securities trading and intermediation	81,988	55,485
Accounts Receivable	6,531	6,418
Other financial assets	49,666	3,312
Total losses for exposures	174,174	82,628
Off-balance exposures (credit card limits)	1,014	—
Total exposures	175,188	82,628